Segment reporting - Revenue from Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MR [Member] | Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	$ 225,181	$ 217,141	$ 248,974
LR2 [Member] | Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	188,890	136,514	156,503
Handymax [Member] | Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	82,782	78,510	73,683
Panamax [Member] | Other related parties [member] | Scorpio Panamax Tanker Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	0	1,515	5,843
MR, LR2, Handymax and Panamax
Disclosure of major customers [line items]
Pool revenue	$ 496,853	$ 433,680	$ 485,003